Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of February 2014

Collection Period Start	1-Feb-14	Distribution Date	17-Mar-14
Collection Period End	28-Feb-14	30/360 Days	30
Beg. of Interest Period	18-Feb-14	Actual/360 Days	27
End of Interest Period	17-Mar-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	276,202,618.66	233,160,181.46	0.1995049
Total Securities		1,168,693,999.35	276,202,618.66	233,160,181.46	0.1995049
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.100000%	85,000,000.00	77,508,619.31	34,466,182.11	0.4054845
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	43,042,437.20	71,049.57	506.3816141	0.8358773
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	43,042,437.20	71,049.57

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,736,842.58
Monthly Interest				1,479,318.37
Total Monthly Payments				5,216,160.95

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				225,389.71
Aggregate Sales Proceeds Advance				26,731,996.25
Total Advances				26,957,385.96

Vehicle Disposition Proceeds:
Reallocation Payments				23,312,830.36
Repurchase Payments				2,250,600.43
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,963,948.99
Excess Wear and Tear and Excess Mileage				244,632.83
Remaining Payoffs				0.00
Net Insurance Proceeds				329,141.00
Residual Value Surplus				1,093,879.04
Total Collections				66,368,579.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,743,251.36			934
Involuntary Repossession	69,259.00			5
Voluntary Repossession	44,133.00			4
Full Termination	8,456,187.00			513
Bankruptcy	-			-
Insurance Payoff		324,510.18		18
Customer Payoff			249,508.86	14
Grounding Dealer Payoff			4,858,203.60	269
Dealer Purchase			1,321,270.86	69
Total	23,312,830.36	324,510.18	6,428,983.32	1,826

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of February 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	17,052	322,637,248.62	7.00000%	276,202,618.66
Total Depreciation Received		(4,324,647.45)		(3,787,382.33)
Principal Amount of Gross Losses	(30)	(564,384.26)		(484,193.65)
Repurchase / Reallocation	(143)	(2,550,585.70)		(2,250,600.43)
Early Terminations	(1,388)	(23,938,721.89)		(20,502,747.08)
Scheduled Terminations	(993)	(18,516,457.27)		(16,017,513.71)
Pool Balance - End of Period	14,498	272,742,452.05		233,160,181.46

Remaining Pool Balance
Lease Payment				22,552,158.52
Residual Value				210,608,022.94
Total				233,160,181.46

III. DISTRIBUTIONS

Total Collections					66,368,579.56
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					66,368,579.56

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					253,393.36
3. Reimbursement of Sales Proceeds Advance					20,180,470.03
4. Servicing Fee:
Servicing Fee Due					230,168.85
Servicing Fee Paid					230,168.85
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					20,664,032.24

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of February 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	71,049.57

Class A-4 Notes Monthly Interest Paid	71,049.57
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	71,049.57
Total Note and Certificate Monthly Interest Paid	71,049.57
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	45,633,497.75

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	43,042,437.20

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	43,042,437.20
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,591,060.55

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of February 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,591,060.55
Gross Reserve Account Balance		20,121,470.54
Remaining Available Collections Released to Seller		2,591,060.55
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.30
Monthly Prepayment Speed		120%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	542,536.99
Securitization Value of Defaulted Receivables and Casualty Receivables	484,193.65	30
Aggregate Defaulted and Casualty Gain (Loss)	58,343.34
Pool Balance at Beginning of Collection Period	276,202,618.66
Net Loss Ratio	0.0211%

Cumulative Net Losses for all Periods	-0.0182%	(213,280.56)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,200,156.75	149
61-90 Days Delinquent	568,063.09	35
91-120+ Days Delinquent	156,540.57	12
Total Delinquent Receivables:	2,924,760.41	196
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	23,199,438.36	1,446
Securitization Value	23,182,594.80
Aggregate Residual Gain (Loss)	16,843.56

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	322,266,558.28	20,261
Cumulative Securitization Value	326,756,492.32
Cumulative Residual Gain (Loss)	(4,489,934.04)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		38,712,903.42
Reimbursement of Outstanding Advance		20,180,470.03
Additional Advances for current period		26,731,996.25
Ending Balance of Residual Advance		45,264,429.64

Beginning Balance of Payment Advance		506,302.64
Reimbursement of Outstanding Payment Advance		253,393.36
Additional Payment Advances for current period		225,389.71
Ending Balance of Payment Advance		478,298.99

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of February 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No